Acquisitions and Divestitures - Real Estate Transaction (Details) - Basking Ridge, New Jersey - Buildings and real estate $ in Billions	May 19, 2015 USD ($)
Business Acquisition [Line Items]
Cash Proceeds from Sale-Leaseback	$ 0.7
Deferred gain on sale leaseback transaction	$ 0.4
Initial leaseback term	20 years